Schedule I Balance Sheets (Parenthetical) (Details Textual) - shares	Dec. 31, 2017	Dec. 31, 2016
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued	118,098,018	118,098,018
Ordinary shares, shares outstanding	118,098,018	118,098,018